UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund
December 31, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.9%

FIXED INCOME FUND -- 55.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*                 2,543,418      $22,840
                                                                      -------
Total Fixed Income Fund
   (Cost $25,409) ($ Thousands)                                        22,840
                                                                      -------

EQUITY FUNDS -- 25.5%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                          1,530,690        9,261
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                      40,350          396
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                       39,952          439
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                       85,205          416
                                                                      -------
Total Equity Funds
   (Cost $13,935) ($ Thousands)                                        10,512
                                                                      -------

MONEY MARKET FUND (A) -- 20.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                           8,237,518        8,238
                                                                      -------
Total Money Market Fund
   (Cost $8,238) ($ Thousands)                                          8,238
                                                                      -------
Total Investments -- 100.9%
   (Cost $47,582) ($ Thousands)+                                      $41,590
                                                                      =======

Percentages are based on Net Assets of $41,222 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $50,535 ($ Thousands), and the unrealized appreciation and depreciation were $126 ($ Thousands) and $(9,071)($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Income Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET
PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                             $41,590             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                    -------            ---
                   Total                            $41,590             --
                                                    =======            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund
December 31, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUND -- 59.1%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*                 3,015,337      $27,078
                                                                      -------
Total Fixed Income Fund
   (Cost $29,707) ($ Thousands)                                        27,078
                                                                      -------

EQUITY FUNDS -- 40.4%
   SEI Institutional International Trust
      International Equity Fund, Class A                 562,306        3,655
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                          2,164,888       13,098
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                      57,064          561
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                       56,589          622
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                      121,078          591
                                                                      -------
Total Equity Funds
   (Cost $24,802) ($ Thousands)                                        18,527
                                                                      -------

MONEY MARKET FUND (A) -- 0.5%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                             248,388          248
                                                                      -------
Total Money Market Fund
   (Cost $248) ($ Thousands)                                              248
                                                                      -------
Total Investments -- 100.0%
   (Cost $54,757) ($ Thousands)+                                      $45,853
                                                                      =======

Percentages are based on Net Assets of $45,856 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $59,682 ($ Thousands), and the unrealized appreciation and depreciation were $92 ($ Thousands) and $(13,921) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Conservative Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                             $45,853             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                    -------            ---
                   Total                            $45,853             --
                                                    =======            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund
December 31, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.2%

EQUITY FUNDS -- 60.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            202,681      $  1,212
   SEI Institutional International Trust
      International Equity Fund, Class A               2,584,595        16,800
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                          7,990,884        48,345
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                     210,163         2,066
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      209,264         2,302
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                      446,385         2,178
                                                                      --------
Total Equity Funds
   (Cost $107,281) ($ Thousands)                                        72,903
                                                                      --------

FIXED INCOME FUNDS -- 38.9%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                  4,158,814        37,346
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                            614,861         4,796
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                      997,081         4,866
                                                                      --------
Total Fixed Income Funds
   (Cost $52,747) ($ Thousands)                                         47,008
                                                                      --------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                           1,187,879         1,188
                                                                      --------
Total Money Market Fund
   (Cost $1,188) ($ Thousands)                                           1,188
                                                                      --------
Total Investments -- 100.2%
   (Cost $161,216) ($ Thousands)+                                     $121,099
                                                                      ========

Percentages are based on Net Assets of $120,855 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $174,278 ($ Thousands), and the unrealized appreciation and depreciation were $274 ($ Thousands) and $(53,453) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Moderate Growth Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                            $121,099             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $121,099             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund
December 31, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS -- 108.9%

EQUITY FUNDS -- 65.6%
   SEI Institutional International Trust
      International Equity Fund, Class A               1,569,035      $10,199
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                          6,037,403       36,526
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                     159,583        1,569
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      157,812        1,736
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                      337,670        1,648
                                                                      -------
Total Equity Funds
   (Cost $71,599) ($ Thousands)                                        51,678
                                                                      -------

FIXED INCOME FUND -- 42.2%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                  3,706,702       33,286
                                                                      -------
Total Fixed Income Fund
   (Cost $34,988) ($ Thousands)                                        33,286
                                                                      -------

MONEY MARKET FUND (A) -- 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                             870,292          870
                                                                      -------
Total Money Market Fund
   (Cost $870) ($ Thousands)                                              870
                                                                      -------
Total Investments -- 108.9%
   (Cost $107,457) ($ Thousands)+                                     $85,834
                                                                      =======

Percentages are based on Net Assets of $78,801 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $120,188 ($ Thousands), and the unrealized appreciation and depreciation were $29 ($ Thousands) and $(34,383) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Moderate Growth Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                             $85,834             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                    -------            ---
                   Total                            $85,834             --
                                                    =======            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.6%

EQUITY FUNDS -- 80.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            430,407      $  2,574
   SEI Institutional International Trust
      International Equity Fund, Class A               3,537,209        22,992
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                        11,346,347        68,645
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                     298,864         2,938
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      297,141         3,269
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                      633,847         3,093
                                                                      --------
Total Equity Funds
   (Cost $156,597) ($ Thousands)                                       103,511
                                                                      --------

FIXED INCOME FUNDS -- 19.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                  2,143,218        19,246
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                            327,429         2,554
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                      529,889         2,586
                                                                      --------
Total Fixed Income Funds
   (Cost $26,899) ($ Thousands)                                         24,386
                                                                      --------

MONEY MARKET FUND (A) -- 0.9%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                           1,189,238         1,189
                                                                      --------
Total Money Market Fund
   (Cost $1,189) ($ Thousands)                                           1,189
                                                                      --------
Total Investments -- 100.6%
   (Cost $184,685) ($ Thousands)+                                     $129,086
                                                                      ========

Percentages are based on Net Assets of $128,304 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $197,882 ($ Thousands), and the unrealized appreciation and depreciation were $165 ($ Thousands) and $(68,961) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Growth Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                            $129,086             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $129,086             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund
December 31, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.3%

EQUITY FUNDS -- 99.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            213,392      $ 1,276
   SEI Institutional International Trust
      International Equity Fund, Class A               2,250,135       14,626
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                         6,966,262       42,146
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                     183,459        1,803
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      182,503        2,008
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                      389,056        1,899
                                                                      -------
Total Equity Funds
   (Cost $100,260) ($ Thousands)                                       63,758
                                                                      -------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                             641,296          641
                                                                      -------
Total Money Market Fund
   (Cost $641) ($ Thousands)                                              641
                                                                      -------
Total Investments -- 100.3%
   (Cost $101,901) ($ Thousands)+                                     $64,399
                                                                      =======

Percentages are based on Net Assets of $64,210 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $105,325 ($ Thousands), and the unrealized appreciation and depreciation were $131 ($ Thousands) and $(41,057) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified Global Stock Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                             $64,399             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                    -------            ---
                   Total                            $64,399             --
                                                    =======            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund
December 31, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 98.9%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                         5,403,827      $32,693
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                     142,335        1,399
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      141,426        1,556
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                      301,530        1,471
                                                                      -------
Total Equity Funds
   (Cost $59,807) ($ Thousands)                                        37,119
                                                                      -------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                             369,634          370
                                                                      -------
Total Money Market Fund
   (Cost $370) ($ Thousands)                                              370
                                                                      -------
Total Investments -- 99.9%
   (Cost $60,177) ($ Thousands)+                                      $37,489
                                                                      =======

Percentages are based on Net Assets of $37,545 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $61,565 ($ Thousands), and the unrealized appreciation and depreciation were $11 ($ Thousands) and $(24,087) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Diversified U.S. Stock Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                             $37,489             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                    -------            ---
                   Total                            $37,489             --
                                                    =======            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.8%

FIXED INCOME FUNDS -- 20.2%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                    529,439      $ 4,754
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                      364,696        2,360
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                      492,516        2,404
                                                                      -------
Total Fixed Income Funds
   (Cost $12,112) ($ Thousands)                                         9,518
                                                                      -------

MONEY MARKET FUND (A) -- 80.6%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%*                                         37,951,296       37,951
                                                                      -------
Total Money Market Fund
   (Cost $37,951) ($ Thousands)                                        37,951
                                                                      -------
Total Investments -- 100.8%
   (Cost $50,063) ($ Thousands)+                                      $47,469
                                                                      =======

Percentages are based on Net Assets of $47,115 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

* The Fund's investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $50,544 ($ Thousands), and the unrealized appreciation and depreciation were $9 ($ Thousands) and $(3,084) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                             $47,469             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                    -------            ---
                   Total                            $47,469             --
                                                    =======            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund
December 31, 2008

                                                                    Market Value
Description                                               Shares   ($ Thousands)
------------------------------------------------------   -------   -------------
AFFILIATED INVESTMENT FUNDS -- 102.3%

EQUITY FUNDS -- 61.2%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                          162,601       $1,345
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                            295,950        2,634
                                                                       ------
Total Equity Funds
   (Cost $4,592) ($ Thousands)                                          3,979
                                                                       ------

FIXED INCOME FUND -- 40.2%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                      536,172        2,616
                                                                       ------
Total Fixed Income Fund
   (Cost $4,282) ($ Thousands)                                          2,616
                                                                       ------

MONEY MARKET FUND (A) -- 0.9%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                             60,834            61
                                                                       ------
Total Money Market Fund
   (Cost $61) ($ Thousands)                                                61
                                                                       ------
Total Investments -- 102.3%
   (Cost $8,935) ($ Thousands)+                                        $6,656
                                                                       ======

Percentages are based on Net Assets of $6,507 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $9,893 ($ Thousands), and the unrealized appreciation and depreciation were $5 ($ Thousands) and $(3,242) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Defensive Strategy Allocation Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                             $6,656              --
Level 2 - Other Significant Observable Inputs           --              --
Level 3 - Significant Unobservable Inputs               --              --
                                                    ------             ---
                   Total                            $6,656              --
                                                    ======             ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS -- 101.1%

FIXED INCOME FUNDS -- 60.6%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                  1,237,044     $ 11,109
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                    2,044,970       13,231
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    2,762,109       13,479
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A                   3,436,633       28,833
                                                                     --------
Total Fixed Income Funds
   (Cost $84,620) ($ Thousands)                                        66,652
                                                                     --------

EQUITY FUNDS -- 11.3%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                            435,921        3,348
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                          278,217        2,301
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                            759,210        6,757
                                                                     --------
Total Equity Funds
   (Cost $14,117) ($ Thousands)                                        12,406
                                                                     --------

MONEY MARKET FUND (A) -- 29.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                          32,083,106       32,083
                                                                     --------
Total Money Market Fund
   (Cost $32,083) ($ Thousands)                                        32,083
                                                                     --------
Total Investments -- 101.1%
   (Cost $130,820) ($ Thousands)+                                    $111,141
                                                                     ========

Percentages are based on Net Assets of $109,973 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $134,879 ($ Thousands), and the unrealized appreciation and depreciation were $10 ($ Thousands) and $(23,748) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted prices                            $111,141             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $111,141             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.4%

EQUITY FUNDS -- 67.7%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                          791,990   $       6,550
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                          1,473,927          13,118
                                                                   -------------
Total Equity Funds
   (Cost $21,129) ($ Thousands)                                           19,668
                                                                   -------------
FIXED INCOME FUND -- 32.7%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    1,948,558           9,509
                                                                   -------------
Total Fixed Income Fund
   (Cost $12,566) ($ Thousands)                                            9,509
                                                                   -------------
Total Investments -- 100.4%
   (Cost $33,695) ($ Thousands)+                                   $      29,177
                                                                   =============

Percentages are based on Net Assets of $29,052 ($ Thousands).

+ At December 31, 2008, the tax basis cost of the Fund's investments was $37,899 ($ Thousands), and the unrealized appreciation and depreciation were $244 ($ Thousands) and $(8,966) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Conservative Strategy Allocation Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
              Valuation Inputs                    Securities       Instruments*
              ----------------                  --------------   ---------------
Level 1 - Quoted prices                             $29,177             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                            $29,177             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

FIXED INCOME FUNDS -- 53.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                  6,948,518   $      62,398
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                    9,208,531          59,579
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    9,819,608          47,920
                                                                   -------------
Total Fixed Income Funds
   (Cost $217,786) ($ Thousands)                                         169,897
                                                                   -------------
EQUITY FUNDS -- 46.2%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                          6,198,067          47,601
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                   1,146,262          15,944
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                    1,289,480          15,964
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                        2,372,771          19,623
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                          5,396,864          48,032
                                                                   -------------
Total Equity Funds
   (Cost $176,090) ($ Thousands)                                         147,164
                                                                   -------------
MONEY MARKET FUND (A) -- 0.5%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.030%                                           1,625,631           1,626
                                                                   -------------
Total Money Market Fund
   (Cost $1,626) ($ Thousands)                                             1,626
                                                                   -------------
Total Investments -- 100.1%
   (Cost $395,502) ($ Thousands)+                                  $     318,687
                                                                   =============

Percentages are based on Net Assets of $318,314 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $433,717 ($ Thousands), and the unrealized appreciation and depreciation were $366 ($ Thousands) and $(115,396) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                            $318,687             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $318,687             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 98.9%

EQUITY FUNDS -- 81.2%
   SEI Institutional International Trust
      International Equity Fund, Class A               1,002,587   $       6,517
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                          819,178           6,775
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A              1,564,264          13,218
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                          3,809,654          33,906
                                                                   -------------
Total Equity Funds
   (Cost $72,731) ($ Thousands)                                           60,416
                                                                   -------------
FIXED INCOME FUND -- 17.5%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    2,674,609          13,052
                                                                   -------------
Total Fixed Income Fund
   (Cost $17,754) ($ Thousands)                                           13,052
                                                                   -------------
MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 1.030%             137,131             137
                                                                   -------------
Total Money Market Fund
   (Cost $137) ($ Thousands)                                                 137
                                                                   -------------
Total Investments -- 98.9%
   (Cost $90,622) ($ Thousands)+                                   $      73,605
                                                                   =============

Percentages are based on Net Assets of $74,459 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $101,292 ($ Thousands), and the unrealized appreciation and depreciation were $64 ($ Thousands) and $(27,751) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Moderate Strategy Allocation Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                             $73,605             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                            $73,605             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 99.5%

EQUITY FUNDS -- 79.4%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            959,936   $       5,740
   SEI Institutional International Trust
      International Equity Fund, Class A               7,903,084          51,370
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         22,869,199         138,359
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   1,197,668          11,773
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    1,070,719          11,778
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                    2,400,187          11,713
                                                                   -------------
Total Equity Funds
   (Cost $364,441) ($ Thousands)                                         230,733
                                                                   -------------
FIXED INCOME FUNDS -- 19.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                          3,657,832          28,531
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    5,938,992          28,983
                                                                   -------------
Total Fixed Income Funds
   (Cost $74,417) ($ Thousands)                                           57,514
                                                                   -------------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 1.030%             819,421             819
                                                                   -------------
Total Money Market Fund
   (Cost $819) ($ Thousands)                                                 819
                                                                   -------------
Total Investments -- 99.5%
   (Cost $439,677) ($ Thousands)+                                  $     289,066
                                                                   =============

Percentages are based on Net Assets of $290,601 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $480,154 ($ Thousands), and the unrealized appreciation and depreciation were $720 ($ Thousands) and $(191,808) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Aggressive Strategy Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                            $289,066             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $289,066             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.3%

EQUITY FUNDS -- 88.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A              334,944   $       2,003
   SEI Institutional International Trust
      International Equity Fund, Class A               2,448,582          15,916
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A*             6,686,052          56,497
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund, Class A              1,945,553          14,319
                                                                   -------------
Total Equity Funds
   (Cost $103,071) ($ Thousands)                                          88,735
                                                                   -------------
FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                764,972           5,967
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    1,188,153           5,798
                                                                   -------------
Total Fixed Income Funds
   (Cost $13,132) ($ Thousands)                                           11,765
                                                                   -------------
Total Investments -- 100.3%
   (Cost $116,203) ($ Thousands)+                                   $    100,500
                                                                   =============

Percentages are based on Net Assets of $100,222 ($ Thousands).

* Fund's investment in the SEI Institutional Managed Trust Large The Tax-Managed Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $124,850 ($ Thousands), and the unrealized appreciation and depreciation were $1,420 ($ Thousands) and $(25,770) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Aggressive Strategy Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
              Valuation Inputs                    Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                            $100,500             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $100,500             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 99.8%

FIXED INCOME FUNDS -- 59.5%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                  3,847,472   $      34,550
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                443,125           3,456
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                      720,832           3,518
                                                                   -------------
Total Fixed Income Funds
   (Cost $46,655) ($ Thousands)                                           41,524
                                                                   -------------
EQUITY FUNDS -- 40.2%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A              116,040             694
   SEI Institutional International Trust
      International Equity Fund, Class A                 957,414           6,223
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A        2,785,381          16,852
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                     145,134           1,427
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      129,751           1,427
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A      290,841           1,419
                                                                   -------------
Total Equity Funds
   (Cost $39,486) ($ Thousands)                                           28,042
                                                                   -------------
MONEY MARKET FUND (A) -- 0.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 1.030%              99,900             100
                                                                   -------------
Total Money Market Fund
   (Cost $100) ($ Thousands)                                                 100
                                                                   -------------
Total Investments -- 99.8%
   (Cost $86,241) ($ Thousands)+                                   $      69,666
                                                                   =============

Percentages are based on Net Assets of $69,782 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $93,202 ($ Thousands), and the unrealized appreciation and depreciation were $275 ($ Thousands) and $(23,811) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                             $69,666             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                            $69,666             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.9%

EQUITY FUNDS -- 88.9%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A               83,237   $         498
   SEI Institutional International Trust
      International Equity Fund, Class A                 611,469           3,974
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A*             1,669,558          14,108
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund, Class A                485,793           3,575
                                                                   -------------
Total Equity Funds
   (Cost $24,933) ($ Thousands)                                           22,155
                                                                   -------------
FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                191,032           1,490
SEI Institutional Managed Trust
   High Yield Bond Fund, Class A                         296,831           1,449
                                                                   -------------
Total Fixed Income Funds
   (Cost $3,296) ($ Thousands)                                             2,939
                                                                   -------------
MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 1.030%              42,978              43
                                                                   -------------
Total Money Market Fund
   (Cost $43) ($ Thousands)                                                   43
                                                                   -------------
Total Investments -- 100.9%
   (Cost $28,272) ($ Thousands)+                                   $      25,137
                                                                   =============

Percentages are based on Net Assets of $24,916 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $31,713 ($ Thousands), and the unrealized appreciation and depreciation were $159 ($ Thousands) and $(6,735) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Market Strategy Allocation Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                             $25,137             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                            $25,137             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund
December 31, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.3%

EQUITY FUNDS -- 59.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A              850,482   $       5,086
   SEI Institutional International Trust
      International Equity Fund, Class A              10,873,700          70,679
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A       29,440,649         178,116
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   1,588,929          15,619
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    1,420,511          15,626
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                    4,245,754          20,719
                                                                   -------------
Total Equity Funds
   (Cost $449,285) ($ Thousands)                                         305,845
                                                                   -------------
FIXED INCOME FUNDS -- 39.7%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 14,113,682         126,741
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A              4,529,467          35,330
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    8,400,920          40,996
                                                                   -------------
Total Fixed Income Funds
   (Cost $234,082) ($ Thousands)                                         203,067
                                                                   -------------
MONEY MARKET FUND (A) -- 0.8%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 1.030%           4,207,723           4,208
                                                                   -------------
Total Money Market Fund
   (Cost $4,208) ($ Thousands)                                             4,208
                                                                   -------------
Total Investments -- 100.3%
   (Cost $687,575) ($ Thousands)+                                  $     513,120
                                                                   =============

Percentages are based on Net Assets of $511,587 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of December 31, 2008.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $754,938 ($ Thousands), and the unrealized appreciation and depreciation were $2,007 ($ Thousands) and $(243,825) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                            $513,120             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $513,120             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund
December 31, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
-----------                                          -----------   -------------
AFFILIATED INVESTMENT FUNDS -- 96.3%

EQUITY FUNDS -- 85.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A              553,864   $       3,312
   SEI Institutional International Trust
      International Equity Fund, Class A               4,052,801          26,343
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A*            11,066,407          93,511
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund, Class A              3,220,163          23,701
                                                                   -------------
Total Equity Funds
   (Cost $179,044) ($ Thousands)                                         146,867
                                                                   -------------
FIXED INCOME FUNDS -- 11.3%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A              1,266,153           9,876
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    1,966,705           9,597
                                                                   -------------
Total Fixed Income Funds
   (Cost $22,599) ($ Thousands)                                           19,473
                                                                   -------------
Total Investments -- 96.3%
   (Cost $201,643) ($ Thousands)+                                  $     166,340
                                                                   =============

Percentages are based on Net Assets of $172,790 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Tax-Managed Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

+ At December 31, 2008, the tax basis cost of the Fund's investments was $212,983 ($ Thousands), and the unrealized appreciation and depreciation were $2,225 ($ Thousands) and $(48,868) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

Market Growth Strategy Allocation Fund
December 31, 2008

THE FUND ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), EFFECTIVE APRIL 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY, INCLUDING ASSUMPTIONS ABOUT RISK, FOR EXAMPLE, THE RISK INHERENT IN A PARTICULAR VALUATION TECHNIQUE USED TO MEASURE FAIR VALUE INCLUDING SUCH A PRICING MODEL AND/OR THE RISK INHERENT IN THE INPUTS TO THE VALUATION TECHNIQUE. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     - LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

                                                Investments in   Other Financial
               Valuation Inputs                   Securities       Instruments*
               ----------------                 --------------   ---------------
Level 1 - Quoted prices                            $166,340             --
Level 2 - Other Significant Observable Inputs            --             --
Level 3 - Significant Unobservable Inputs                --             --
                                                   --------            ---
                   Total                           $166,340             --
                                                   ========            ===

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.


       SEI Asset Allocation Trust / Quarterly Report / December 31, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Asset Allocation Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date March 02, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date March 02, 2009

By (Signature and Title)                     /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO


Date March 02, 2009